General and Operating Expenses (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Income And Expenses Abstract
Operating and general expenses for investments in fixed assets and intangible assets	₪ 43	₪ 46	₪ 65